Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

Statement of Certification

Pursuant to Rule 497(j)

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc. (the “Fund”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated January 28, 2020 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-222070 and 811-23318), which was filed electronically on January 28, 2020 (Accession No. 0001193125-20-017002).

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By:	/s/ Diane Bono
Name:	Diane Bono
Title:	Chief Compliance Officer and Secretary

Date: January 31, 2020